UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23754

SEI EXCHANGE TRADED FUNDS

(Exact name of registrant as specified in charter)

________

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

September 30, 2022

SEMI-ANNUAL REPORT

SEI Exchange Traded Funds

❯	SEI Enhanced U.S. Large Cap Quality Factor ETF

❯	SEI Enhanced U.S. Large Cap Momentum Factor ETF

❯	SEI Enhanced U.S. Large Cap Value Factor ETF

❯	SEI Enhanced Low Volatility U.S. Large Cap ETF

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	14
Disclosure of Fund Expenses	21
Board of Trustees Considerations in Approving the Advisory Agreement	22

Shares are bought and sold at market price (not net asset value) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced U.S. Large Cap Quality Factor ETF

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 9.1%
Alphabet, Cl A *	4,039	$386
Alphabet, Cl C *	93	9
Electronic Arts	644	74
Meta Platforms, Cl A *	1,400	190
World Wrestling Entertainment, Cl A	479	34

		693
Consumer Discretionary — 15.0%
Amazon.com *	393	44
AutoZone *	10	21
Booking Holdings *	99	163
Domino's Pizza	389	121
Garmin	398	32
Grand Canyon Education *	414	34
H&R Block	1,117	48
McDonald's	141	33
NIKE, Cl B	894	74
NVR *	2	8
O'Reilly Automotive *	320	225
Ulta Beauty *	416	167
Yum! Brands	1,565	166

		1,136
Consumer Staples — 11.6%
Altria Group	4,124	166
Coca-Cola	3,304	185
Colgate-Palmolive	737	52
Monster Beverage *	2,157	188
Philip Morris International	2,517	209
Procter & Gamble	603	76

		876
Financials — 6.1%
American Express	88	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FactSet Research Systems	411	$164
Moody's	505	123
MSCI, Cl A	380	160

		459
Health Care — 20.8%
Bristol-Myers Squibb	2,661	189
Edwards Lifesciences *	254	21
Hologic *	2,453	158
Incyte *	2,050	137
Johnson & Johnson	1,772	290
Merck	2,315	199
Pfizer	3,022	132
Regeneron Pharmaceuticals *	258	178
Vertex Pharmaceuticals *	944	273

		1,577
Industrials — 3.9%
Expeditors International of Washington	1,778	157
Robert Half International	1,191	91
United Parcel Service, Cl B	318	52

		300
Information Technology — 32.4%
Adobe *	282	78
Apple	4,405	609
Broadcom	257	114
Cadence Design Systems *	1,246	204
Cisco Systems	701	28
Dolby Laboratories, Cl A	712	46
Dropbox, Cl A *	3,242	67
Keysight Technologies *	1,158	182
Manhattan Associates *	695	92
Microsoft	2,320	540
QUALCOMM	936	106
Texas Instruments	1,260	195
VeriSign *	971	169
Visa, Cl A	149	27

		2,457
Materials — 0.7%
Louisiana-Pacific	1,110	57

Total Common Stock
(Cost $8,150) ($ Thousands)		7,555

Total Investments in Securities — 99.6%
(Cost $8,150) ($ Thousands)		$7,555

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced U.S. Large Cap Quality Factor ETF (Concluded)

Percentages are based on Net Assets of $7,582 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl – Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced U.S. Large Cap Momentum Factor ETF

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 2.7%
Alphabet, Cl C *	2,392	$230
Interpublic Group of	10,007	256

		486
Consumer Discretionary — 6.7%
Amazon.com *	444	50
AutoNation *	291	30
AutoZone *	199	426
Dollar Tree *	31	4
Genuine Parts	503	75
H&R Block	4,276	182
Lowe's	664	125
Lululemon Athletica *	531	148
Penske Automotive Group	799	79
Ulta Beauty *	229	92

		1,211
Consumer Staples — 11.5%
Archer-Daniels-Midland	4,716	379
BJ's Wholesale Club Holdings *	3,606	263
Costco Wholesale	423	200
General Mills	5,112	392
Grocery Outlet Holding *	615	20
Hershey	2,200	485
Kroger	7,712	337

		2,076
Energy — 8.6%
Chevron	2,014	289
ConocoPhillips	2,502	256
Devon Energy	8,560	515
Halliburton	1,517	38
Marathon Oil	10,618	240
Schlumberger	4,964	178

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valero Energy	378	$40

		1,556
Financials — 6.9%
American Financial Group	1,259	155
Blackstone	3,537	296
Chubb	55	10
Credit Acceptance *	174	76
FactSet Research Systems	545	218
Raymond James Financial	1,390	138
W R Berkley	5,502	355

		1,248
Health Care — 10.4%
AbbVie	1,359	182
Acadia Healthcare *	1,200	94
IQVIA Holdings *	1,776	321
McKesson	1,147	390
Merck	1,361	117
Pfizer	4,605	202
Thermo Fisher Scientific	656	333
West Pharmaceutical Services	1,029	253

		1,892
Industrials — 8.6%
Builders FirstSource *	5,201	307
Carlisle	1,365	383
Clean Harbors *	1,367	150
Republic Services, Cl A	2,883	392
Univar Solutions *	4,445	101
WillScot Mobile Mini Holdings *	5,831	235

		1,568
Information Technology — 31.1%
Allegro MicroSystems *	1,009	22
Apple	9,674	1,337
Arista Networks *	3,486	394
Automatic Data Processing	1,828	413
Datadog, Cl A *	972	86
Enphase Energy *	778	216
HP	3,468	87
Jabil	611	35
Juniper Networks	538	14
Keysight Technologies *	1,158	182
Manhattan Associates *	1,689	225
Microsoft	2,801	652
Monolithic Power Systems	484	176
NetApp	5,062	313
ON Semiconductor *	8,753	546
Palo Alto Networks *	1,079	177
Paychex	1,419	159
Paylocity Holding *	1,065	257
Pure Storage, Cl A *	7,250	198

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced U.S. Large Cap Momentum Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WEX *	1,166	$148

		5,637
Materials — 4.4%
Albemarle	894	236
CF Industries Holdings	2,818	271
Chemours	2,865	71
Graphic Packaging Holding	7,500	148
Packaging Corp of America	495	56
Reliance Steel & Aluminum	45	8

		790
Real Estate — 5.6%
Equity Residential ‡	2,012	135
Extra Space Storage ‡	2,310	399
Host Hotels & Resorts ‡	18,788	299
Jones Lang LaSalle *	346	52
Public Storage ‡	441	129

		1,014
Utilities — 3.2%
National Fuel Gas	2,287	141
NextEra Energy	5,640	442

		583
Total Common Stock
(Cost $18,982) ($ Thousands)		18,061

Total Investments in Securities — 99.7%
(Cost $18,982) ($ Thousands)		$18,061

Percentages are based on Net Assets of $18,114 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

Cl - Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced U.S. Large Cap Value Factor ETF

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 10.2%
Alphabet, Cl C *	3,023	$291
Altice USA, Cl A *	4,540	26
AT&T	21,176	325
Comcast, Cl A	1,897	55
Lumen Technologies	22,914	167
Meta Platforms, Cl A *	1,427	194
Omnicom Group	995	63
Playtika Holding *	2,436	23
Verizon Communications	8,862	336

		1,480
Consumer Discretionary — 9.5%
Amazon.com *	803	91
Bath & Body Works	2,897	94
eBay	2,575	95
Ford Motor	9,351	105
General Motors	2,214	71
H&R Block	3,790	161
Lennar, Cl A	4,634	346
Lennar, Cl B	319	19
Macy's	1,261	20
PulteGroup	5,452	204
PVH	1,586	71
Toll Brothers	2,402	101

		1,378
Consumer Staples — 7.9%
Albertsons, Cl A	3,696	92
Altria Group	5,612	227
Kraft Heinz	544	18
Kroger	9,273	405
Tyson Foods, Cl A	4,351	287
Walgreens Boots Alliance	1,753	55

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart	524	$68

		1,152
Energy — 1.5%
APA	6,427	220

Financials — 14.7%
Affiliated Managers Group	877	98
AGNC Investment	11,500	97
Ally Financial	7,491	208
American International Group	1,304	62
Brighthouse Financial *	1,284	56
Capital One Financial	3,412	314
Janus Henderson Group	1,661	34
New York Community Bancorp	10,852	92
OneMain Holdings, Cl A	2,429	72
Popular	1,656	119
Prudential Financial	1,899	163
Synchrony Financial	9,631	272
Wells Fargo	9,558	384
Zions Bancorp	3,198	163

		2,134
Health Care — 22.0%
AbbVie	860	115
Bristol-Myers Squibb	2,947	210
Cardinal Health	6,046	403
Cigna	511	142
CVS Health	4,809	459
DaVita *	863	71
Gilead Sciences	5,095	314
Hologic *	3,612	233
Laboratory Corp of America Holdings	1,343	275
McKesson	1,431	486
Organon	5,163	121
Pfizer	245	11
Quest Diagnostics	1,950	239
Regeneron Pharmaceuticals *	132	91
Syneos Health, Cl A *	261	12
Viatris, Cl W *	2,177	19

		3,201
Industrials — 3.2%
Allison Transmission Holdings	2,359	80
Avis Budget Group *	250	37
ManpowerGroup	250	16
Owens Corning	2,081	164
Ryder System	1,145	86
Schneider National, Cl B	1,177	24
Science Applications International	651	58

		465
Information Technology — 22.7%
Amdocs	114	9

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple	4,265	$589
Arrow Electronics *	1,527	141
Avnet	436	16
Cognizant Technology Solutions, Cl A	766	44
Dell Technologies, Cl C	7,819	267
Dropbox, Cl A *	6,019	125
DXC Technology *	1,617	39
Hewlett Packard Enterprise	18,907	227
HP	12,943	323
Intel	5,013	129
Jabil	3,172	183
Micron Technology	4,475	224
Microsoft	2,258	526
NortonLifeLock	3,814	77
Oracle	2,986	182
Teradata *	2,456	76
Western Union	8,936	121

		3,298
Materials — 4.9%
Cleveland-Cliffs *	1,959	26
Crown Holdings	1,008	82
Dow	1,041	46
International Paper	5,531	175
Louisiana-Pacific	452	23
LyondellBasell Industries, Cl A	2,548	192
Nucor	322	35
Olin	582	25
United States Steel	5,925	107

		711
Utilities — 2.5%
NRG Energy	5,535	212
PG&E *	11,529	144
PPL	530	13

		369
Total Common Stock
(Cost $16,648) ($ Thousands)		14,408

Total Investments in Securities — 99.1%
(Cost $16,648) ($ Thousands)		$14,408

Percentages are based on Net Assets of $14,541 ($ Thousands).
*	Non-income producing security.

Cl - Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced Low Volatility U.S. Large Cap ETF

†	Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%

Communication Services — 13.1%
Alphabet, Cl C *	3,033	$292
AT&T	13,914	213
Comcast, Cl A	4,774	140
Fox	209	6
Interpublic Group of	4,629	119
Omnicom Group	2,514	159
T-Mobile US *	174	23
Verizon Communications	5,775	219

		1,171
Consumer Discretionary — 3.8%
Amazon.com *	212	24
AutoZone *	20	43
Genuine Parts	290	43
Grand Canyon Education *	350	29
H&R Block	1,276	54
Mattel *	127	3
McDonald's	135	31
Service International	1,166	67
Terminix Global Holdings *	1,073	41

		335
Consumer Staples — 11.9%
Archer-Daniels-Midland	544	44
Costco Wholesale	168	79
General Mills	879	67
Hershey	104	23
J M Smucker	1,235	170
Kroger	945	41
Philip Morris International	2,301	191
Procter & Gamble	1,784	225
Walmart	1,732	225

		1,065

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 3.3%
Chevron	1,615	$232
Kinder Morgan	4,040	67

		299
Financials — 6.3%
AGNC Investment	595	5
Allstate	616	77
American Financial Group	160	20
Berkshire Hathaway, Cl B *	426	114
Chubb	694	126
Loews	355	17
Marsh & McLennan	132	20
W R Berkley	2,853	184

		563
Health Care — 18.1%
Bristol-Myers Squibb	2,750	195
CVS Health	2,537	242
Danaher	491	127
Gilead Sciences	565	35
Johnson & Johnson	1,908	312
McKesson	527	179
Merck	2,939	253
Pfizer	6,208	272

		1,615
Industrials — 10.1%
3M	219	24
Expeditors International of Washington	1,557	137
Northrop Grumman	564	265
Republic Services, Cl A	1,555	212
Robert Half International	543	42
Snap-on	115	23
United Parcel Service, Cl B	168	27
Waste Management	1,047	168

		898
Information Technology — 22.1%
Accenture, Cl A	800	206
Amdocs	1,665	132
Apple	2,375	328
Arrow Electronics *	847	78
Avnet	1,145	41
Cisco Systems	4,615	185
Dolby Laboratories, Cl A	360	24
HP	3,483	87
Jabil	1,673	97
Jack Henry & Associates	57	10
Juniper Networks	2,916	76
Microsoft	1,337	311
Oracle	3,010	184
Roper Technologies	463	167
TD SYNNEX	455	37

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

SEI Enhanced Low Volatility U.S. Large Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Instruments	48	$7

		1,970
Materials — 3.0%
Dow	896	40
International Paper	3,376	107
Reliance Steel & Aluminum	563	98
Silgan Holdings	503	21

		266
Utilities — 7.9%
Atmos Energy	115	12
CMS Energy	108	6
Consolidated Edison	2,446	210
Dominion Energy	717	50
DTE Energy	335	39
Duke Energy	2,069	192
Hawaiian Electric Industries	1,295	45
National Fuel Gas	1,127	69
UGI	2,514	81

		704
Total Common Stock
(Cost $9,939) ($ Thousands)		8,886

Total Investments in Securities — 99.6%
(Cost $9,939) ($ Thousands)		$8,886

Percentages are based on Net Assets of $8,920 ($ Thousands).
*	Non-income producing security.

Cl - Class

As of September 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2022 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF		SEI Enhanced U.S. Large Cap Momentum Factor ETF		SEI Enhanced U.S. Large Cap Value Factor ETF		SEI Enhanced Low Volatility U.S. Large Cap ETF
Assets:
Investments, at value†	$7,555		$18,061		$14,408		$8,886
Cash	17		36		115		22
Dividends receivable	11		19		20		13
Total Assets	7,583		18,116		14,543		8,921
Liabilities:
Investment advisory fees payable	1		2		2		1
Total Liabilities	1		2		2		1
Net Assets	$7,582		$18,114		$14,541		$8,920
† Cost of investments	$8,150		$18,982		$16,648		$9,939
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$8,156		$19,033		$16,558		$9,878
Total accumulated losses	(574)		(919)		(2,017)		(958)
Net Assets	$7,582		$18,114		$14,541		$8,920
Net Asset Value, Offering and Redemption Price Per Share	$23.33		$23.37		$21.54		$22.30
	($7,581,822 ÷ 325,000 shares	)	($18,114,090 ÷ 775,000 shares	)	($14,540,616 ÷ 675,000 shares	)	($8,919,783 ÷ 400,000 shares	)

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the period ended September 30, 2022†

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF	SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF
Investment income:
Dividends	$47	$126	$148	$83
Total investment income	47	126	148	83
Expenses:
Investment advisory fees	4	10	8	5
Total expenses	4	10	8	5
Net investment income	43	116	140	78
Net realized gain (loss) on:
Investments(1)	(5)	(73)	129	41
Net realized gain (loss)	(5)	(73)	129	41
Net change in unrealized appreciation (depreciation) on:
Investments	(595)	(921)	(2,240)	(1,053)
Net change in unrealized appreciation (depreciation)	(595)	(921)	(2,240)	(1,053)
Net realized and unrealized loss	(600)	(994)	(2,111)	(1,012)
Net decrease in net assets resulting from operations	$(557)	$(878)	$(1,971)	$(934)

†	The Funds commenced operations on May 18, 2022.
(1)	Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements). The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended September 30, 2022 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF(1)	SEI Enhanced U.S. Large Cap Momentum Factor ETF(1)
Operations:
Net investment income	$43	$116
Net realized loss	(5)	(73)
Net change in unrealized appreciation (depreciation)	(595)	(921)
Net decrease in net assets resulting from operations	(557)	(878)
Distributions	(17)	(41)
Capital share transactions:
Proceeds from shares issued	9,425	22,344
Cost of shares redeemed	(1,269)	(3,311)
Net increase in net assets derived from capital share transactions	8,156	19,033
Net increase in net assets	7,582	18,114
Net assets:
Beginning of period	—	—
End of period	$7,582	$18,114

(1)	The Funds commenced operations on May 18, 2022.
Amounts designated as "—" are $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the period ended September 30, 2022 (Unaudited)

	SEI Enhanced U.S. Large Cap Value Factor ETF(1)	SEI Enhanced Low Volatility U.S. Large Cap ETF(1)
Operations:
Net investment income	$140	$78
Net realized gain	129	41
Net change in unrealized appreciation (depreciation)	(2,240)	(1,053)
Net decrease in net assets resulting from operations	(1,971)	(934)
Distributions	(46)	(24)
Capital share transactions:
Proceeds from shares issued	19,739	11,786
Cost of shares redeemed	(3,181)	(1,908)
Net increase in net assets derived from capital share transactions	16,558	9,878
Net increase in net assets	14,541	8,920
Net assets:
Beginning of period	—	—
End of period	$14,541	$8,920

(1)	The Funds commenced operations on May 18, 2022.
Amounts designated as "—" are $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

FINANCIAL HIGHLIGHTS

For the period ended September 30, 2022 (Unaudited)

For a Share Outstanding Throughout the Period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on securities	Total from operations	Distributions from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding waivers and reimbursements)	Ratio of net investment income to average net assets	Portfolio turnover†
SEI Enhanced U.S. Large Cap Quality Factor ETF
2022(2)	$25.90	$0.14	$(2.65)	$(2.51)	$(0.06)	$–	$(0.06)	$23.33	(6.10)%	$7,582	0.15%	0.15%	1.48%	20%
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2022(2)	$26.35	$0.17	$(3.09)	$(2.92)	$(0.06)	$–	$(0.06)	$23.37	(6.59)%	$18,114	0.15%	0.15%	1.79%	31%
SEI Enhanced U.S. Large Cap Value Factor ETF
2022(2)	$26.10	$0.22	$(4.71)	$(4.49)	$(0.07)	$–	$(0.07)	$21.54	(13.41)%	$14,541	0.15%	0.15%	2.48%	18%
SEI Enhanced Low Volatility U.S. Large Cap ETF
2022(2)	$25.80	$0.20	$(3.64)	$(3.44)	$(0.06)	$–	$(0.06)	$22.30	(9.83)%	$8,920	0.15%	0.15%	2.15%	5%

(1)	Per share calculated using average shares.
(2)	Commenced operations on May 18, 2022. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

1. ORGANIZATION

SEI Exchange Traded Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 7, 2021.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF and SEI Enhanced Low Volatility U.S. Large Cap ETF (each a “Fund” and together the “Funds”) each of which are diversified Funds. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Funds commenced operations on May 18, 2022. The assets of each Fund are segregated, and an Authorized Participant’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation

Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended September 30, 2022, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income, if any, at least quarterly and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Creation Units — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares (25,000 for all four funds), referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
SEI Enhanced U.S. Large Cap Quality Factor ETF	25,000	$250	$583,217	$250
SEI Enhanced U.S. Large Cap Momentum Factor ETF	25,000	250	584,325	250
SEI Enhanced U.S. Large Cap Value Factor ETF	25,000	250	538,541	250
SEI Enhanced Low Volatility U.S. Large Cap ETF	25,000	250	557,486	250

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund. Pursuant to the Investment Advisory Agreement entered into with the Trust, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

SEI Investments Global Funds Services (the “Administrator”) is the administrator for the Funds.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of creation units. The Funds have adopted a Distribution and Servicing Plan (the Plan). The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund ("12b-1 fee"). However, payment of a 12b-1 fee has not been authorized at this time.

The following table reflects each Fund’s contractual Advisory Fee (expressed as an annual rate). The rates shown are fixed rates based on each Fund’s daily net assets.

Advisory Fee
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.150%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.150%

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended September 30, 2022.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended September 30, 2022 can be found on the

Statement of Operations and Financial Highlights, if applicable.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the period ended September 30, 2022, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, excluding in-kind transactions and short-term securities during the period ended September 30, 2022*, were as follows:

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—	$—
Other	1,522	5,535	2,808	445
Sales
U.S. Government	—	—	—	—
Other	1,523	5,430	2,874	961

For the period ended September 30, 2022*, in-kind transactions associated with creations and redemptions were as follows:

	Purchases ($ Thousands)	Sales ($ Thousands)	Realized Gain ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$9,411	$1,255	$91
SEI Enhanced U.S. Large Cap Momentum Factor ETF	22,251	3,300	443
SEI Enhanced U.S. Large Cap Value Factor ETF	19,695	3,109	293
SEI Enhanced Low Volatility U.S. Large Cap ETF	12,313	1,899	147

*	Funds commenced operations on May 18, 2022.

5. FEDERAL TAX INFORMATION:

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

For Federal income tax purposes, the cost of securities owned at September 30, 2022, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2022, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$8,150	$155	$(750)	$(595)
SEI Enhanced U.S. Large Cap Momentum Factor ETF	18,982	262	(1,183)	(921)
SEI Enhanced U.S. Large Cap Value Factor ETF	16,648	136	(2,376)	(2,240)
SEI Enhanced Low Volatility U.S. Large Cap ETF	9,939	62	(1,115)	(1,053)

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

6. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk — There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Volatility Risk — Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk — Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Funds’ market price may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Funds’ NAV.

Risk of Investing in the U.S. — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure.

Issuer Risk — The performance of the Funds depends on the performance of individual securities to which the Funds have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Funds to decline.

Market Trading Risk — The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Funds’ shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Funds’ shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Funds’ shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. Any of these factors could lead the Funds’ shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

NOTES TO FINANCIAL STATEMENTS (Concluded)

September 30, 2022 (Unaudited)

in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Funds will continue to be met.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk — Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Funds will lose any amount paid for the warrant or right.

Liquidity Risk — In stressed market conditions, the market for a Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk — SIMC may not successfully implement the Funds’ investment strategies and, as a result, the Funds may not meet their investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk — The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

New Fund Risk — The Funds are new funds, with a limited operating history, which may result in additional risks for investors in the Funds. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Authorized Participant Concentration Risk — Only broker-dealers (referred to as “Authorized Participants” or “APs”) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Funds, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk — Failures or breaches of the electronic systems of the Funds, SIMC, the Fund’s distributor, and other service providers, market makers, APs or the issuers of securities in which the Funds invest have the ability to cause disruptions, negatively impact the Funds’ business operations and/or potentially result in financial losses to the Funds and their shareholders.

Pandemic Risk — An outbreak of illness across the globe can cause travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets can experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs as a result of a pandemic. These events will have an impact on the Funds and their investments and could impact the Funds’ ability to purchase or sell securities or cause increased premiums or discounts to the Funds’ NAV.

7. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of September 30, 2022.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2022

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for, ETF management, portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in an ETF.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your ETF and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period May 18, 2022 to September 30, 2022.

The table on this page illustrates your ETF’s costs in two ways:

● Actual ETF return. This section helps you to estimate the actual expenses after fee waivers that your ETF incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the ETF, and the “Ending Account Value” number is derived from deducting that expense cost from the ETF’s gross investment return.

You can use this information, together with the actual amount you invested in the ETF, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your ETF under “Expenses Paid During Period”.

● Hypothetical 5% return. This section helps you compare your ETF’s costs with those of other mutual funds. It assumes that the ETF had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your ETF’s comparative cost by comparing the hypothetical result for your ETF in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your ETF’s actual return — the account values shown may not apply to your specific investment.

Beginning Account Value 5/18/22†	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period
SEI Enhanced U.S. Large Cap Quality Factor ETF
Actual Fund Return
$1,000.00	$939.00	0.15%	$0.54	*
Hypothetical 5% Return
$1,000.00	$1,024.32	0.15%	$0.76	**
SEI Enhanced U.S. Large Cap Momentum Factor ETF
Actual Fund Return
$1,000.00	$934.10	0.15%	$0.54	*
Hypothetical 5% Return
$1,000.00	$1,024.32	0.15%	$0.76	**

Beginning Account Value 5/18/22†	Ending Account Value 9/30/22	Annualized Expense Ratios	Expenses Paid During Period
SEI Enhanced U.S. Large Cap Value Factor ETF
Actual Fund Return
$1,000.00	$865.90	0.15%	$0.52	*
Hypothetical 5% Return
$1,000.00	$1,024.32	0.15%	$0.76	**
SEI Enhanced Low Volatility U.S. Large Cap ETF
Actual Fund Return
$1,000.00	$901.70	0.15%	$0.53	*
Hypothetical 5% Return
$1,000.00	$1,024.32	0.15%	$0.76	**

†	The Funds commenced operations on May 18, 2022.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 136/365 (to reflect the period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect a full one-half year period).

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Exchange Traded Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). The management and affairs of the Trust are supervised by the Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of the Funds’ Advisory Agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In connection with their consideration of such initial approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve the Advisory Agreement.

Consistent with these responsibilities, the Board called and held a meeting to consider whether to approve the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for this meeting, the Board requested and reviewed a wide variety of materials provided by SIMC, including a memorandum outlining the scope of the proposed unitary fee structure. SIMC also provided information relating to its affiliates, personnel and operations and the services proposed to be provided pursuant to the Advisory Agreement. The Board also received data comparing each Fund’s proposed fees and expenses to a peer group of exchange-traded funds. The Trustees received a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees received advice from independent counsel to the Independent Trustees, met in executive sessions outside the presence of Fund management and participated in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices and investment strategies; (v) the level of the proposed fees that SIMC would charge the Funds; (vi) the Funds’ overall estimated fees and operating expense compared with peer groups of funds prepared by Broadridge, an independent provider of investment company data; (vii) the estimated level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s potential economies of scale; and (ix) SIMC’s expertise and resources in domestic and/or international financial markets.

At the Trust’s organizational meeting held on January 19, 2022, the Advisory Agreement was approved for an initial two-year term. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and was subject to the approval of SIMC’s compliance program, which occurred during a telephonic meeting of the Board held on May 11, 2022. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by SIMC and the resources of SIMC and its affiliates. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience and track record. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support the approval of the Advisory Agreement.

Fees. With respect to the Funds’ estimated expenses under the Advisory Agreement, the Board reviewed the proposed annual management fee of 0.15% for each Fund, noting that SIMC, in addition to providing advisory services to the Funds, would pay all of the operating expenses of the Funds, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board, litigation expenses and any extraordinary expenses. Based on the materials considered and discussion at the meeting, the Trustees determined that the proposed fees and the estimated expenses were below the average for the respective

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

comparison peer group. Following evaluation, the Board concluded that, within the context of its full deliberations, the estimated expenses of the Funds are reasonable and supported approval of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation that would flow to SIMC, directly or indirectly. The Trustees considered whether the levels of proposed compensation and estimated profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the estimated profitability of SIMC is reasonable and supported approval of the Advisory Agreement.

Performance and Economies of Scale. Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the extent to which economies of scale would be realized by SIMC and its affiliates as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance or the extent to which economies of scale would be realized by SIMC as the assets of the Funds grow, but will do so during future considerations of the Advisory Agreement. The Board did, however, consider SIMC’s performance in providing advisory services to various affiliated funds overseen by the Board.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the Advisory Agreement and concluded that the proposed compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

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SEI Exchange Traded Funds / Semi-Annual Report / September 30, 2022

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-ETF (9/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date:	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date:	December 7, 2022

By:	/s/ Ankit Puri
Ankit Puri, Controller and CFO

Date:	December 7, 2022